Discontinued Operations - Schedule of Supplemental Cash Flow and Other Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Supplemental Cash Flow And Other Information Abstract
Operating lease payments	$ 64,829	$ 7,289	$ 162,862	$ 323,292
Weighted average remaining lease term (in years):		2 years 5 months 1 day	1 year 8 months 8 days	6 years 3 months
Weighted average discount rate:		5.50%	6.25%	12.50%